Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net
Property, plant and equipment, net are detailed below:

December 31, 2023	Gross Amount	Accumulated Depreciation	Net Amount
Land	118	—	118
Buildings	1,306	(606)	700
Facilities & leasehold improvements	4,346	(3,117)	1,229
Machinery and equipment	21,486	(15,139)	6,347
Computer and R&D equipment	421	(330)	91
Operating lease right-of-use assets	431	(153)	278
Finance lease right-of-use assets	68	(7)	61
Other tangible assets	115	(97)	18
Construction in progress	1,712	—	1,712
Total	30,003	(19,449)	10,554

December 31, 2022	Gross Amount	Accumulated Depreciation	Net Amount
Land	83	—	83
Buildings	1,116	(563)	553
Facilities & leasehold improvements	3,877	(2,895)	982
Machinery and equipment	18,751	(14,023)	4,728
Computer and R&D equipment	398	(319)	79
Operating lease right-of-use assets	311	(118)	193
Finance lease right-of-use assets	57	(2)	55
Other tangible assets	112	(95)	17
Construction in progress	1,511	—	1,511
Total	26,216	(18,015)	8,201